UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fox Point Offshore, Ltd.
Address: Gardenia Court, Suite 3307
         45 Market Street, Camana Bay
         P.O. Box 896
         George Town, Grand Cayman KY1-1103
         Cayman Islands


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Operating Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         February 12, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number            Name


     28-12128   Fox Point Capital Management LLC
    --------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:     $0
                                        (thousands)


List of Other Included Managers: NONE








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